Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	₩ 20,946,933	₩ 20,558,446
Additions and others	3,467,487	5,782,395
Depreciation	(3,636,782)	(3,985,785)
Disposals	(552,772)	(213,555)
Impairment loss	(60,065)	(1,257,255)
Others	(11,206)	(36,809)
Government grants received	(7,417)	(57,503)
Gain or loss on foreign currency translation	54,154	156,999
Ending Balance	20,200,332	20,946,933
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	72,518,077	68,456,190
Ending Balance	72,980,884	72,518,077
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(48,926,350)	(46,346,385)
Ending Balance	(50,139,246)	(48,926,350)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(2,644,794)	(1,551,359)
Ending Balance	(2,641,306)	(2,644,794)
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	476,045
Disposals	(330)	(3,573)
Others	(2,902)	45,771
Ending Balance	472,813	476,045
Land [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	476,045	433,847
Ending Balance		476,045
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	476,045	433,847
Ending Balance	472,813	476,045
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,903,946
Depreciation	(376,264)	(373,089)
Disposals	(758)	0
Impairment loss	8	(252,997)
Others	1,494,070	196,747
Gain or loss on foreign currency translation	9,189	27,755
Ending Balance	5,030,191	3,903,946
Buildings and structures [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,903,946	4,305,530
Ending Balance		3,903,946
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	8,699,292	8,583,015
Ending Balance	10,192,281	8,699,292
Buildings and structures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,348,201)	(4,068,333)
Ending Balance	(4,715,087)	(4,348,201)
Buildings and structures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(447,145)	(209,152)
Ending Balance	(447,003)	(447,145)
Machinery And Equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,184,199
Depreciation	(2,837,242)	(3,182,783)
Disposals	(506,420)	(172,547)
Impairment loss	(53,513)	(672,061)
Others	3,963,010	1,732,712
Government grants received	(7,417)	(57,503)
Gain or loss on foreign currency translation	39,066	116,514
Ending Balance	6,781,683	6,184,199
Machinery And Equipment1 [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,184,199	8,419,867
Ending Balance		6,184,199
Machinery And Equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	50,722,745	50,288,095
Ending Balance	52,107,890	50,722,745
Machinery And Equipment1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(42,744,139)	(40,637,254)
Ending Balance	(43,466,025)	(42,744,139)
Machinery And Equipment1 [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(1,794,407)	(1,230,974)
Ending Balance	(1,860,182)	(1,794,407)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	169,218
Depreciation	(75,727)	(83,747)
Disposals	(1,896)	(477)
Impairment loss	(6)	(6,912)
Others	60,585	78,497
Gain or loss on foreign currency translation	964	2,738
Ending Balance	153,138	169,218
Furniture and fixtures [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	169,218	179,119
Ending Balance		169,218
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	902,477	863,241
Ending Balance	942,376	902,477
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(719,862)	(675,638)
Ending Balance	(775,953)	(719,862)
Furniture and fixtures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(13,397)	(8,484)
Ending Balance	(13,285)	(13,397)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	9,789,710
Additions and others	3,392,876	5,709,828
Impairment loss		(292,564)
Others	(5,900,151)	(2,425,047)
Gain or loss on foreign currency translation	3,626	5,895
Ending Balance	7,286,061	9,789,710
Construction-in-progress [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	9,789,710	6,791,598
Ending Balance		9,789,710
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	10,145,865	6,867,667
Ending Balance	7,571,687	10,145,865
Construction-in-progress [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(356,155)	(76,069)
Ending Balance	(285,626)	(356,155)
Others [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	311,157
Depreciation	(279,200)	(269,796)
Disposals	(43,368)	(36,958)
Impairment loss	(6,554)	(29,282)
Others	374,182	334,931
Gain or loss on foreign currency translation	983	3,643
Ending Balance	357,200	311,157
Others [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	311,157	308,619
Ending Balance		311,157
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	1,299,892	1,184,889
Ending Balance	1,448,688	1,299,892
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(962,598)	(853,778)
Ending Balance	(1,062,377)	(962,598)
Others [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(26,137)	(22,492)
Ending Balance	(29,111)	(26,137)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	112,658
Additions and others	74,611	72,567
Depreciation	(68,349)	(76,370)
Impairment loss		(3,439)
Others		(420)
Gain or loss on foreign currency translation	326	454
Ending Balance	119,246	112,658
Right-of-use assets [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	112,658	119,866
Ending Balance		112,658
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	271,761	235,436
Ending Balance	245,149	271,761
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(151,550)	(111,382)
Ending Balance	(119,804)	(151,550)
Right-of-use assets [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(7,553)	(4,188)
Ending Balance	₩ (6,099)	₩ (7,553)